January 29, 2014

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Pantry, Inc.

Preliminary Proxy Materials

Securities and Exchange Commission File No.: 000-25813

Dear Sir or Madam:

Pursuant to Rule 14a-6 under the Securities and Exchange Act of 1934, as amended, enclosed for filing with the Commission are the following preliminary proxy materials in connection with the 2014 Annual Meeting of Stockholders of The Pantry, Inc. (the “Company”) to be held on or about March 13, 2014:

i)	Cover page in the form set forth in Schedule 14A entitled “Schedule 14A;”

ii)	A preliminary proxy statement, including a brief letter to stockholders and a Notice of Annual Meeting of Stockholders; and

iii)	A preliminary form of proxy.

Please note that the Company is filing its proxy materials in preliminary form only because the Company has commented on or referred to a solicitation in opposition. Definitive proxy materials are intended to be released to stockholders of the Company commencing on or about February 10, 2014.

Please contact me at (919)-774-6700 to discuss any questions you may have or if I otherwise may be of assistance.

Very truly yours,

/s/ Thomas D. Carney
Thomas D. Carney General Counsel and Secretary